Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,504,780)	$ (1,808,321)	$ (2,558,547)	$ (1,194,804)
Adjustments for non-cash items:
Depreciation	1,856	433	1,165	734
Amortization of debt discount	0	172,655	172,655	72,771
Loss on disposal of fixed assets	6,170	0
Impairment of intangible assets			0	58,960
Stock issued for services	39,177	0	0	16,750
(Gain)/Loss on extinguishment of debt			91,593	(34,874)
Gain on derivative liability	0	91,593	(142,835)	(33,114)
Initial derivative expense	0	(142,835)	0	37,616
Fair value of options vested	214,805	1,051,538	192,789	241,433
Operating expense paid in behalf of the company			46,618	20,627
Changes in operating assets and liabilities:
Prepaid expenses	(534,838)	0	(95,176)	21,390
Deposits	(700)	0	(1,500)	0
Accounts payable and accrued liabilities	94,901	(104,038)	156,945	291,891
Deferred revenue			1,800	58,773
NET CASH USED IN OPERATING ACTIVITIES	(1,683,409)	(738,975)	(2,134,493)	(441,847)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(19,618)	(49,866)	(77,616)	0
Development of software	(186,420)	0
NET CASH USED IN INVESTING ACTIVITIES	(206,038)	(49,866)	(77,616)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	1,556,156	1,215,750	2,935,252	62,900
Proceeds from issuance of notes payable, related parties			0	94,000
Proceeds from issuance of notes payable	100,000	50,000	50,000	20,000
Payments on notes payable	0	(70,000)	(70,000)	0
Proceeds from issuance of convertible notes payable			0	330,000
Payments on notes payable, related parties			0	(80,100)
Payments on related party advances			(39,161)	0
Payments on convertible notes payable	0	(240,000)	(240,000)	0
Redemption of series A preferred stock			(112,690)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,656,156	955,750	2,523,401	426,800
NET CHANGE IN CASH AND CASH EQUIVALENTS	(233,291)	166,909	311,292	(15,047)
CASH AND CASH EQUIVALENTS - Beginning of period	323,483	12,191	12,191	27,238
CASH AND CASH EQUIVALENTS - End of period	70,192	179,100	323,483	12,191
Cash paid for interest	465	19,890	19,890	0
Cash paid for taxes	800	800
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for assets			0	58,960
Common stock issued for interest			0	6,700
Preferred shares issued for debt			0	112,690
Shares issued in settlement of debt			0	731,391
Assets & liabilities settled in share exchange			0	56,355
Debt discount on convertible debt			0	240,000
Common stock issued in extinguishment of debt	$ 0	$ 183,260	$ 183,260	$ 0